DISAGGREGATION OF REVENUE (Tables)	6 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	For the six-month period ended December 31,
	2023	2024
	S$	S$
Supply of budgeted prepared meals	2,436,297	2,140,640
Operation of food stall	349,083	-
Buffet catering services	40,515	78,921
Ancillary delivery services	3,612	12,442
	2,829,507	2,232,003

Sales at a single point in time	2,829,507	2,232,003

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION
	For the six-month period ended December 31,
	2023	2024
	S$	S$
Singapore	2,829,507	2,232,003
	2,829,507	2,232,003